Taxation - Schedule of Valuation Allowance (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Valuation Allowance [Abstract]
Beginning balance	¥ 12,738,069	$ 1,772,031	¥ 1,825,262
Addition	6,205,515	863,268	10,907,213
Foreign exchange impact	12,544	1,745	5,594
Ending balance	¥ 18,956,128	$ 2,637,044	¥ 12,738,069